MD&A - Risk management and control - Liquidity and funding management	12 Months Ended
Dec. 31, 2021
Entity [Table]
Description Of Managing Liquidity Risk
Audited |

Our management of

balance sheet, liquidity

and funding
positions

has

the

overall

objective

of

optimizing

our

franchise’s
value across a

broad range of

market conditions while

considering
current and

future regulatory

constraints. We

employ a

number
of measures to

monitor these positions

under normal and

stressed
conditions.

In

particular,

we

use

stress

scenarios

to

apply
behavioral

adjustments

to

our

balance

sheet

and

calibrate

the
results

from

internal

stress

models

while

in

compliance

with
external measures, primarily the liquidity coverage ratio (the LCR)
and

the

net

stable

funding

ratio

(the

NSFR).

Our

liquidity

and
funding strategy is proposed by Group Treasury

and approved by
the

Group

Asset

and

Liability

Committee

(the

Group

ALCO),
which is a

committee of the

Group Executive Board (the

GEB) that
is overseen by the

Risk Committee of the

Board of Directors

(the
BoD).
Audited

|

Liquidity

and funding

limits

,

triggers

and targets

are
set

at

Group

and,

where

appropriate,

at

legal

entity

and
business

division

levels,

and

are

reviewed

and

reconfirmed

at
least

once

a

year

by

the

BoD,

the

Group

ALCO,

the

Group
Chief Financial

Officer,

the Group

Chief Risk

Officer,

the Group
Treasurer

and the

business

divisions,

taking

into

consideration
current

and projected

business

strategy

and risk

tolerance.

The
principles

underlying

our

limit

,

trigger

and

target

framework
are designed

to maximize

and sustain

the value of

our business
franchise

and maintain

an appropriate

balance

in the asset

and
liability

structure.

Structural

limits

,

triggers

and

targets

focus
on

the

structure

and

composition

of

the

balance

sheet,

with
supplementary

limits

,

triggers

and

targets

designed

to

drive
the

utilization,

diversification

and

allocation

of

funding
resources.

To complement

and support

this framework,

Group
Treasury

monitors

the

markets

for

early

warning

indicators
regarding

the

current

liquidity

situation.

These

indicators

are
used

at

the

Group

level

to

assess

both

the

overall

global

and
regional

liquidity

status

for

potential

threats.

Treasury

Risk
Control

provides

independent

oversight

over

liquidity

and
funding

risks.
Audited |

Our liquidity risk

management aims to

ensure that the firm
has

sufficient

liquidity

or

access

to

funding

sources

to

meet

its
liabilities

when

due,

to

meet

prudential

requirements

and

to
survive

a

severe

three-month

idiosyncratic

and

market-wide
liquidity stress

event,

allowing for

discrete

management actions
instructed by

the Group

Treasurer

in addition

to monetizing

the
firm’s liquidity reserves.

Our liquid assets

are managed using limits,

triggers and targets
to

maintain

an

appropriate

level

of

diversification

(issuer,

tenor
and

other

risk

characteristics)

in

response

to

any

expected

or
un expected
volatility

in

funding

availability

or

requirements
caused

by

adverse

market,

operational

or

other

firm-specific
events. The liquid asset

portfolio size is managed

dynamically,

so
as to operate at all

times within the risk appetite of

the BoD and
relevant Group and subsidiary liquidity requirements.
Audited |

We perform stress

testing to determine the

optimal asset
and liability structure that enables

us to maintain an

appropriately
balanced liquidity

and funding

position under

various scenarios.
Liquidity crisis scenario

analysis and contingency

funding planning
support the liquidity management process

and aim to ensure that
immediate

corrective

measures

to

absorb

potential

sudden
liquidity shortfalls can be put into effect.
Audited |

Our Group Contingency Funding

Plan is an integral

part of
our

global

crisis management

framework,

which

covers

various
types of crisis events. This

Contingency Funding Plan contains an
assessment of contingent

funding sources and

liquidity generative
actions

in

a

stressed

environment,

early

warning indicators

and
metrics, and contingency procedures.

Our funding diversification
and global scope

help to protect

our liquidity position

in the event
of

a

crisis.

We

regularly

assess and

test all

material

known and
expected cash flows,

as well as

the level and

availability of high-
quality collateral that could be used

to raise additional funding if
required. Our contingent funding

sources include our

high-quality
liquid

asset

(HQLA)

portfolios,

available

and

unutilized

liquidity
facilities at several

major central banks,

contingent reductions of
liquid

trading

portfolio

assets
,
and

other

available
business
management actions.
Audited

|

Group

Treasury

regularly

monitors

our

funding

status,
including concentration risks, aiming

to ensure that

we maintain
a

well-balanced

and

diversified

liability

structure.

Our

funding
management team looks

to create

the optimal asset

and liability
structure

to

finance

our

businesses

reliably

and

cost-efficiently.
Our

funding

activities

are

planned

by

analyzing

the

overall
liquidity

and

funding

profile

of

our

balance

sheet,

taking

into
account the

amount of

stable funding

that would

be needed

to
support

ongoing

business

activities

through

periods

of

difficult
market conditions.